Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Schedule of Accrued Expenses

The following table presents accrued expenses as of December 31, 2013 and 2012:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012
Operating expenses	$808	$460
Interest expenses	1,599	1,045
Other finance expenses	235	298

Total accrued expenses	$2,642	$1,803